Document and Entity Information Document	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	AMNEAL PHARMACEUTICALS, INC.
Entity Central Index Key	0001723128
Entity Emerging Growth Company	false
Entity File Number	001-38485
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	93-4225266
Entity Address, Address Line One	400 Crossing Blvd
Entity Address, City or Town	Bridgewater
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08807
City Area Code	908
Local Phone Number	947-3120
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	AMRX
Security Exchange Name	NASDAQ